OTHER LIABILITIES - Other liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other liabilities	$ 9,777,863	$ 8,729,382
Up to 1 year
Disclosure of financial liabilities [line items]
Other liabilities	6,110,472	5,946,523
Later than one year [member]
Disclosure of financial liabilities [line items]
Other liabilities	$ 3,667,391	$ 2,782,859